NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2014
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

17. NONCONTROLLING INTEREST

        As of December 31, 2014, the Group's non-controlling interest mainly included equity interests in Guangdong Taomee, Shanghai Xinsheng and Shanghai Jushou and equity awards granted as compensation by the Group's subsidiaries. The following schedule shows the effects of changes in the ownership interest of Taomee Holdings Limited in its subsidiaries on equity attributed to Taomee Holdings Limited for the years ended December 31, 2012, 2013 and 2014.

	December 31, 2012	December 31, 2013	December 31, 2014
	USD	USD	USD
Net income attributable to Taomee Holdings Limited	$8,861,867	$5,441,260	$1,006,457
Transfers (to) from the noncontrolling interest
Decrease in Taomee Holdings Limited's additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in Guangdong Taomee*	—	(77,135)	(60,051)
Increase in Taomee Holdings Limited's additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in Shanghai Xinsheng*	—	—	13,421
Decrease in Taomee Holdings Limited's additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in Shanghai Jushou*	—	—	(92,706)

Change from net income attributable to Taomee Holdings Limited and transfers (to) from noncontrolling interests	$8,861,867	$5,364,125	$867,121

*	The change in ownership interest is primarily due to the vesting of non-vested restricted shares by noncontrolling interest holders (Refer to Note 8).